RELATED PARTY TRANSACTIONS AND BALANCES - Major Transactions With Related Parties (Details) - Tencent Group - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Related party amounts of transaction	¥ 25,826	¥ 21,046	¥ 28,633
Cloud services
RELATED PARTY TRANSACTIONS AND BALANCES
Related party amounts of transaction	14,586	11,945	22,375
Online payment clearing services and other services
RELATED PARTY TRANSACTIONS AND BALANCES
Related party amounts of transaction	¥ 11,240	¥ 9,101	¥ 6,258